TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.0%
	FEDERAL HOME LOAN MORTGAGE CORP. — 19.5%(a)
39,818	Freddie Mac Gold Pool Series G08448		5.0000	05/01/41	$ 40,176
483,019	Freddie Mac Gold Pool Series Q18571		3.5000	05/01/43	450,512
261,874	Freddie Mac Gold Pool Series Q20545		3.5000	07/01/43	244,253
94,597	Freddie Mac Gold Pool Series U92432		4.0000	02/01/44	90,503
123,383	Freddie Mac Multifamily Structured Pass Through Series KJ20 A2		3.7990	12/25/25	122,910
502,208	Freddie Mac Multifamily Structured Pass Through Series KF60 A(b)	SOFR30A + 0.604%	4.9570	02/25/26	502,428
1,099,575	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2		3.7000	09/25/26	1,090,983
173,307	Freddie Mac Multifamily Structured Pass Through Series KF72 A(b)	SOFR30A + 0.614%	4.9670	11/25/26	173,246
949,048	Freddie Mac Multifamily Structured Pass Through Series KF77 AL(b)	SOFR30A + 0.814%	5.1670	02/25/27	951,642
1,079,822	Freddie Mac Multifamily Structured Pass Through Series K531 AS(b)	SOFR30A + 0.530%	4.8830	09/25/29	1,082,128
529,634	Freddie Mac Multifamily Structured Pass Through Series KF82 AS(b)	SOFR30A + 0.420%	4.7730	06/25/30	528,795
794,451	Freddie Mac Multifamily Structured Pass Through Series KF82 AL(b)	SOFR30A + 0.484%	4.8370	06/25/30	795,130
388,315	Freddie Mac Multifamily Structured Pass Through Series KF80 AS(b)	SOFR30A + 0.510%	4.8630	06/25/30	388,065
1,800,000	Freddie Mac Multifamily Structured Pass Through Series K758 A2(c)		4.6800	10/25/31	1,819,455
2,580,000	Freddie Mac Multifamily Structured Pass Through Series KJ42 A2		4.1180	11/25/32	2,527,604
1,261,033	Freddie Mac Multifamily Structured Pass Through Series Q016 APT1(c)		1.2350	05/25/51	1,221,775
117,864	Freddie Mac Non Gold Pool Series 780722(b)	H15T1Y + 2.220%	7.3450	08/01/33	120,973
42,264	Freddie Mac Non Gold Pool Series 972132(b)	H15T1Y + 2.225%	6.7590	11/01/33	43,659
48,086	Freddie Mac Non Gold Pool Series 1B2025(b)	RFUCCT1Y + 1.862%	7.0740	06/01/34	49,529
59,447	Freddie Mac Non Gold Pool Series 1Q0160(b)	RFUCCT1Y + 1.765%	7.4810	09/01/35	60,978
85,979	Freddie Mac Non Gold Pool Series 1L1358(b)	H15T1Y + 2.500%	7.2680	05/01/36	88,998
224,687	Freddie Mac Non Gold Pool Series 848690(b)	H15T1Y + 2.248%	6.9630	03/01/37	232,763
18,955	Freddie Mac Non Gold Pool Series 848565(b)	RFUCCT1Y + 1.750%	7.0910	12/01/37	19,358
34,633	Freddie Mac Non Gold Pool Series 848568(b)	H15T1Y + 2.207%	6.7730	09/01/38	35,607
554,861	Freddie Mac Non Gold Pool Series 848949(b)	H15T1Y + 2.248%	7.3360	09/01/38	569,604
17,794	Freddie Mac Non Gold Pool Series 1Q0647(b)	RFUCCT1Y + 1.776%	7.0600	11/01/38	18,161

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.0% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 19.5%(a) (Continued)
48,042	Freddie Mac Non Gold Pool Series 1Q1302(b)	RFUCCT1Y + 1.713%	7.4090	11/01/38	$ 48,727
124,975	Freddie Mac Non Gold Pool Series 849046(b)	RFUCCT1Y + 1.894%	7.2680	09/01/41	128,477
329,163	Freddie Mac Pool Series SB8031		2.5000	02/01/35	307,165
1,472	Freddie Mac REMICS Series 3104 DH(d)		5.0000	01/15/26	1,424
20,615	Freddie Mac REMICS Series 2102 PE(d)		6.5000	12/15/28	20,435

14,759	Freddie Mac REMICS Series 2131 ZB(d)		6.0000	03/15/29	14,363
8,262	Freddie Mac REMICS Series 2412 OF (b) (d)	SOFR30A + 1.064%	5.4130	12/15/31	8,079
4,231	Freddie Mac REMICS Series 2450 FW(b) (d)	SOFR30A + 0.614%	4.9630	03/15/32	4,092
15,345	Freddie Mac REMICS Series 2448 FV(b) (d)	SOFR30A + 1.114%	5.4630	03/15/32	14,992
24,242	Freddie Mac REMICS Series 2581 FD(b) (d)	SOFR30A + 0.864%	5.2130	12/15/32	23,536
8,180	Freddie Mac REMICS Series 2557 WF(b) (d)	SOFR30A + 0.514%	4.8630	01/15/33	7,897
21,987	Freddie Mac REMICS Series 2768 PW(d)		4.2500	03/15/34	21,051
124,565	Freddie Mac REMICS Series 2978 JG(d)		5.5000	05/15/35	127,815
187,769	Freddie Mac REMICS Series 3036 NE(d)		5.0000	09/15/35	189,701
80,562	Freddie Mac REMICS Series 3620 AT(b) (d)		4.2890	12/15/36	80,725
106,056	Freddie Mac REMICS Series 3412 AY(d)		5.5000	02/15/38	109,631
92,419	Freddie Mac REMICS Series 3561 W(c) (d)		2.5340	06/15/48	86,236
					14,463,581
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 26.1%(a)
2,040,000	Fannie Mae Pool Series BL0481		3.5800	01/01/26	2,022,803
7,026	Fannie Mae Pool Series 684842(b)	H15T1Y + 2.439%	5.6050	01/01/30	7,019
15,926	Fannie Mae Pool Series 642012(b)	H15T1Y + 2.265%	7.1400	05/01/32	16,204
86,221	Fannie Mae Pool Series 555375		6.0000	04/01/33	88,701
39,667	Fannie Mae Pool Series 699985(b)	H15T1Y + 2.212%	7.0870	04/01/33	40,443
32,650	Fannie Mae Pool Series 721424(b)	H15T1Y + 2.287%	7.4120	06/01/33	33,626
17,952	Fannie Mae Pool Series 725052(b)	H15T1Y + 2.167%	5.2920	07/01/33	18,221
13,654	Fannie Mae Pool Series 732087(b)	H15T1Y + 2.441%	7.5660	08/01/33	14,087

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION (Continued) — 26.1%(a)
260,853	Fannie Mae Pool Series AD0541(b)	H15T1Y + 2.183%	7.2130	11/01/33	$ 268,912
6,666	Fannie Mae Pool Series 783245(b)	12MTA + 1.200%	5.8860	04/01/34	6,662
17,721	Fannie Mae Pool Series 725392(b)	H15T1Y + 2.195%	6.6410	04/01/34	18,149
218,497	Fannie Mae Pool Series AL1270(b)	H15T1Y + 2.215%	6.9810	10/01/34	226,683
36,335	Fannie Mae Pool Series 813844(b)	RFUCCT6M + 1.553%	6.3580	01/01/35	37,348
10,853	Fannie Mae Pool Series 995552(b)	H15T1Y + 2.196%	6.9870	05/01/35	11,123
37,352	Fannie Mae Pool Series 735667		5.0000	07/01/35	37,566
16,361	Fannie Mae Pool Series 995269(b)	RFUCCT6M + 1.545%	6.4380	07/01/35	16,815
87,835	Fannie Mae Pool Series 889822(b)	RFUCCT1Y + 1.553%	7.0650	07/01/35	89,864
49,331	Fannie Mae Pool Series AL0361(b)	H15T1Y + 2.223%	7.3480	07/01/35	50,864
67,980	Fannie Mae Pool Series 838948(b)	RFUCCT6M + 1.510%	6.3160	08/01/35	68,659
7,128	Fannie Mae Pool Series 844532(b)	12MTA + 1.717%	6.3970	11/01/35	7,273
157,502	Fannie Mae Pool Series 813637(b)	H15T1Y + 2.185%	6.4350	01/01/36	162,545
29,288	Fannie Mae Pool Series 863729(b)	H15T1Y + 2.268%	6.5180	01/01/36	30,127
103,485	Fannie Mae Pool Series 846749(b)	RFUCCT6M + 2.428%	7.1780	01/01/36	105,240
7,640	Fannie Mae Pool Series 880366(b)	RFUCCT6M + 1.430%	6.3310	02/01/36	7,729
62,494	Fannie Mae Pool Series 880373(b)	RFUCCT1Y + 1.541%	6.4980	02/01/36	64,634
17,069	Fannie Mae Pool Series 886376(b)	12MTA + 2.362%	7.0250	08/01/36	17,577
108,144	Fannie Mae Pool Series 920847(b)	H15T1Y + 2.500%	7.2410	08/01/36	112,643
9,842	Fannie Mae Pool Series 995949(b)	12MTA + 2.396%	7.0660	09/01/36	10,182
940	Fannie Mae Pool Series 879683(b)	H15T1Y + 2.145%	7.2700	09/01/36	963
31,189	Fannie Mae Pool Series 995008(b)	12MTA + 2.216%	6.8950	10/01/36	32,201
128,377	Fannie Mae Pool Series 900197(b)	RFUCCT1Y + 2.075%	7.5110	10/01/36	133,574
34,969	Fannie Mae Pool Series AE0870(b)	RFUCCT1Y + 1.679%	7.0470	11/01/36	35,829

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 26.1%(a) (Continued)
134,652	Fannie Mae Pool Series 889819(b)	RFUCCT1Y + 1.548%	6.9100	04/01/37	$ 138,290
16,936	Fannie Mae Pool Series 748848(b)	H15T1Y + 2.270%	7.3950	06/01/37	17,468
56,023	Fannie Mae Pool Series AB5688		3.5000	07/01/37	52,174
29,866	Fannie Mae Pool Series AL0920		5.0000	07/01/37	29,995
1,193	Fannie Mae Pool Series 899633		5.5000	07/01/37	1,201
70,202	Fannie Mae Pool Series AD0959(b)	RFUCCT6M + 2.060%	6.9990	07/01/37	71,813
29,724	Fannie Mae Pool Series 888628(b)	RFUCCT1Y + 1.829%	7.1400	07/01/37	30,540
115,970	Fannie Mae Pool Series AL1288(b)	RFUCCT1Y + 1.582%	7.3100	09/01/37	118,371
6,447	Fannie Mae Pool Series AL0883(b)	RFUCCT1Y + 1.431%	6.4240	01/01/38	6,551
67,317	Fannie Mae Pool Series 964760(b)	RFUCCT1Y + 1.616%	7.4520	08/01/38	68,304
3,257	Fannie Mae Pool Series 725320(b)	H15T1Y + 2.250%	7.1870	08/01/39	3,325
39,723	Fannie Mae Pool Series AC2472		5.0000	06/01/40	39,812
1,347,231	Fannie Mae Pool Series BM1078(b)	H15T1Y + 2.167%	6.9610	12/01/40	1,392,212
5,162	Fannie Mae Pool Series AL2559(b)	RFUCCT1Y + 1.809%	6.9670	07/01/41	5,315
260,884	Fannie Mae Pool Series AJ0875(b)	RFUCCT1Y + 1.800%	6.9330	10/01/41	270,202
338,489	Fannie Mae Pool Series AO4163		3.5000	06/01/42	315,182
198,260	Fannie Mae Pool Series AB5519		3.5000	07/01/42	184,610
1,794,006	Fannie Mae Pool Series AO8169		3.5000	09/01/42	1,668,233
255,763	Fannie Mae Pool Series AB7016		4.0000	11/01/42	244,312
487,127	Fannie Mae Pool Series AQ6238		3.5000	12/01/42	452,980
315,850	Fannie Mae Pool Series AQ9715		3.0000	01/01/43	284,572
347,798	Fannie Mae Pool Series MA1404		3.5000	04/01/43	323,416
101,563	Fannie Mae Pool Series AB9096		4.0000	04/01/43	97,044
18,886	Fannie Mae Pool Series 803338(b)	12MTA + 1.200%	5.8860	09/01/44	19,120
196,708	Fannie Mae Pool Series MA3536		4.0000	12/01/48	185,227
2,860,000	Fannie Mae Pool Series CB2846		2.0000	02/01/52	2,281,261
2,721,430	Fannie Mae Pool Series MA4562		2.0000	03/01/52	2,164,975
20,587	Fannie Mae REMICS Series 2000-45 FD(b) (d)	SOFR30A + 0.664%	5.0120	12/18/30	19,962

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.0% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 26.1%(a) (Continued)
14,121	Fannie Mae REMICS Series 2000-45 FG(b) (d)	SOFR30A + 0.664%	5.0120	12/18/30	$ 13,692
22,768	Fannie Mae REMICS Series 2002-30 FB(b) (d)	SOFR30A + 1.114%	5.4540	08/25/31	22,205
12,902	Fannie Mae REMICS Series 2002-16 VF(b) (d)	SOFR30A + 0.664%	5.0040	04/25/32	12,287
4,872	Fannie Mae REMICS Series 2002-71 AP(d)		5.0000	11/25/32	4,678
1,318	Fannie Mae REMICS Series 2003-35 FG(b) (d)	SOFR30A + 0.414%	4.7540	05/25/33	1,273
19,776	Fannie Mae REMICS Series 2005-29 WQ(d)		5.5000	04/25/35	20,298
62,322	Fannie Mae REMICS Series 2009-50 PT(c) (d)		5.9910	05/25/37	62,714
56,662	Fannie Mae REMICS Series 2008-86 LA(c) (d)		3.4960	08/25/38	55,106
248,707	Fannie Mae REMICS Series 2010-60 HB(d)		5.0000	06/25/40	250,776
81,312	Fannie Mae REMICS Series 2013-63 YF(b) (d)	SOFR30A + 1.114%	5.0000	06/25/43	73,189
1,044,428	Fannie Mae REMICS Series 2020-35 FA(b) (d)	SOFR30A + 0.614%	4.9430	06/25/50	1,030,410
1,411,680	Fannie Mae-Aces Series 2017-M3 A2(c)		2.4640	12/25/26	1,371,906
2,170,207	Fannie Mae-Aces Series 2017-M14 A2(c)		2.8110	11/25/27	2,091,604
					19,290,870
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 11.4%
13,360	Ginnie Mae II Pool Series 891616(b)	H15T1Y + 1.400%	5.6300	06/20/58	13,482
1,182	Ginnie Mae II Pool Series 751387(c)		4.7420	01/20/61	1,176
14,409	Ginnie Mae II Pool Series 710065(c)		4.8100	02/20/61	14,332
5,686	Ginnie Mae II Pool Series 894704(b)	H15T1Y + 0.892%	5.1280	10/20/61	5,703
1,315	Ginnie Mae II Pool Series 773437(c)		4.4850	02/20/62	1,302
2,953	Ginnie Mae II Pool Series 759745(c)		4.8150	05/20/62	2,936
74,084	Ginnie Mae II Pool Series 897906(b)	H15T1Y + 0.925%	5.1670	06/20/62	74,298
164,408	Ginnie Mae II Pool Series 896363(b)	H15T1Y + 0.685%	4.9170	07/20/62	164,527
1,048	Ginnie Mae II Pool Series 766556(c)		4.7550	08/20/62	1,037
6,832	Ginnie Mae II Pool Series 777432(c)		4.5990	10/20/62	6,803
72,980	Ginnie Mae II Pool Series 899072(b)	RFUCCT1M + 2.088%	6.5040	10/20/62	73,897
3,775	Ginnie Mae II Pool Series 765229(c)		4.5530	11/20/62	3,695
333,355	Ginnie Mae II Pool Series 899633(b)	RFUCCT1M + 1.824%	6.2740	01/20/63	339,945

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.0% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 11.4% (Continued)
47,297	Ginnie Mae II Pool Series 898433(b)	RFUCCT1M + 2.178%	6.6210	01/20/63	$ 48,015
177,187	Ginnie Mae II Pool Series 899765(b)	RFUCCT1M + 1.876%	6.3370	02/20/63	180,065
228,720	Ginnie Mae II Pool Series 899650(b)	RFUCCT1M + 1.890%	6.3610	02/20/63	231,472
40,878	Ginnie Mae II Pool Series 898436(b)	RFUCCT1M + 2.151%	6.6150	02/20/63	41,777
101,774	Ginnie Mae II Pool Series 899651(b)	RFUCCT1M + 2.310%	6.7630	02/20/63	103,136
9,783	Ginnie Mae II Pool Series AE9606(b)	H15T1Y + 1.140%	5.3700	08/20/64	9,856
718	Ginnie Mae II Pool Series AG8190(b)	H15T1Y + 1.140%	5.3700	09/20/64	721
3,584	Ginnie Mae II Pool Series AG8209(b)	H15T1Y + 0.886%	5.1300	10/20/64	3,592
1,286	Ginnie Mae II Pool Series AG8275(b)	H15T1Y + 1.140%	5.3700	03/20/65	1,294
31,734	Government National Mortgage Association Series 2003-72 Z(c)		5.4290	11/16/45	31,835
216,545	Government National Mortgage Association Series 2014-H12 HZ(c) (d)		4.5530	06/20/64	212,882
622	Government National Mortgage Association Series 2015-H09 HA(d)		1.7500	03/20/65	565
1,910,576	Government National Mortgage Association Series 2018-H16 FA(b) (d)	TSFR1M + 0.534%	4.8430	09/20/68	1,908,548
2,088,417	Government National Mortgage Association Series 2020-H04 FP(b) (d)	TSFR1M + 0.614%	4.9230	06/20/69	2,084,253
2,872,201	Government National Mortgage Association Series 2020-H02 FG(b) (d)	TSFR1M + 0.714%	5.0230	01/20/70	2,874,500
					8,435,644
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $43,385,844)				42,190,095

	U.S. TREASURY NOTES — 37.7%
2,820,000	United States Treasury Note		5.0000	08/31/25	2,828,308
525,000	United States Treasury Note		4.2500	01/31/26	525,568
495,000	United States Treasury Note		4.5000	03/31/26	497,047
205,000	United States Treasury Note		4.8750	05/31/26	206,938
1,000,000	United States Treasury Note		4.1250	06/15/26	1,001,387
870,000	United States Treasury Note		3.7500	08/31/26	867,230
430,000	United States Treasury Note		3.5000	09/30/26	427,094
810,000	United States Treasury Note		4.1250	10/31/26	811,930
815,000	United States Treasury Note		4.6250	11/15/26	823,341

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY NOTES — 37.7% (Continued)
480,000	United States Treasury Note	4.2500	11/30/26	$ 482,231
555,000	United States Treasury Note	4.2500	12/31/26	557,764
595,000	United States Treasury Note	4.1250	01/31/27	596,871
185,000	United States Treasury Note	4.1250	02/28/27	185,643
4,135,000	United States Treasury Note	3.8750	03/31/27	4,132,173
870,000	United States Treasury Note	3.6250	03/31/28	863,135
2,520,000	United States Treasury Note	4.0000	01/31/29	2,524,725
165,000	United States Treasury Note	4.2500	06/30/29	166,866
190,000	United States Treasury Note	4.1250	11/30/29	191,273
185,000	United States Treasury Note	4.3750	12/31/29	188,165
450,000	United States Treasury Note	4.0000	03/31/30	450,369
3,780,000	United States Treasury Note	4.1250	11/15/32	3,778,450
850,000	United States Treasury Note	4.0000	02/15/34	836,536
3,500,000	United States Treasury Note	3.8750	08/15/34	3,402,930
1,545,000	United States Treasury Note	4.2500	11/15/34	1,545,845
	TOTAL U.S. TREASURY NOTES (Cost $27,906,549)			27,891,819

	SHORT-TERM INVESTMENTS — 4.5%
	AGENCY DISCOUNT NOTES — 1.6%
1,130,000	Federal Home Loan Bank Discount Note	3.7200	04/09/25	1,128,965

	U.S. TREASURY BILLS — 2.9%
1,900,000	United States Treasury Bill	3.7600	04/08/25	1,898,435
260,000	United States Treasury Bill	4.2500	05/29/25	258,227
				2,156,662
	TOTAL SHORT-TERM INVESTMENTS (Cost $ 3,285,646)			3,285,627

	TOTAL INVESTMENTS – 99.2% (Cost $74,578,039)			73,367,541
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.8%			597,959
	NET ASSETS - 100.0%			$ 73,965,500

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

REMIC	Real Estate Mortgage Investment Conduit
12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
RFUCCT1M	RFUCCT1M
RFUCCT1Y	RFUCCT1Y
RFUCCT6M	RFUCCT6M
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	TSFR1M

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security; the rate shown represents the rate on March 31, 2025.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Collateralized mortgage obligation (CMO)